Principal Accounting Policies - Sales taxes and surcharges (Details) ¥ in Millions, $ in Millions		12 Months Ended				18 Months Ended
	Jun. 30, 2019	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020
Sales taxes and related surcharges and other surcharges
Applicable rate of VAT (in percent)		6.00%	6.00%	6.00%	6.00%
Applicable tax rate of cultural development fee for net advertising revenues	3.00%					1.50%
Urban maintenance and construction tax rate (in percent)		7.00%	7.00%
Education surcharge rate(in percent)		3.00%	3.00%
Sales taxes and related surcharges and other surcharges		¥ 84.8	$ 13.0	¥ 114.1	¥ 127.6
Maximum
Sales taxes and related surcharges and other surcharges
Urban maintenance and construction tax rate (in percent)		5.00%	5.00%
Local education surcharge rate (in percent)		2.00%	2.00%
Minimum
Sales taxes and related surcharges and other surcharges
Urban maintenance and construction tax rate (in percent)		1.00%	1.00%
Local education surcharge rate (in percent)		1.00%	1.00%